P 9/15/06

CONFIDENTIAL

[redacted]

06066541

RECEIVED
MAY 15 2006
OFFICE OF THE SECRETARY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
|_| adds new holding entries.

SEC MAIL PROCESSING
RECEIVED
MAY 15 2006
WASH, D.C.
156
SECTION

Institutional Manager Filing this Report:

Name: MCM Management, LLC

Address: 1370 Avenue of the Americas
25th Floor
New York, New York 10019

13F File Number: 28-10733

CONFIDENTIAL TREATMENT EXPIRED

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
MAR 07 2007
THOMSON
FINANCIAL

Name: Alan Rivera, Esq.
Title: Chief Financial Officer and General Counsel
Phone: (212) 586-4333

Signature, Place and Date of Signing:

/s/ Alan Rivera	New York, New York	May 12, 2006
[Signature]	[City, State]	[Date]

CONFIDENTIAL

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

CONFIDENTIAL

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	2
Form 13F Information Table Value Total:	$96,488 (thousands)

Confidential information is listed on this Form 13F that was omitted from the public Form 13F report that was filed separately with the Securities and Exchange Commission.

List of Other Included Managers: None

CONFIDENTIAL

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
Acxiom Corp.	COMMON	005125109	73,415,264	2,841,148	SH		SOLE	NONE	2,841,148		
Paxar Corp.	COMMON	704227107	23,073,030	1,179,000	SH		SOLE	NONE	1,179,000		

SK 04129 0003 669516

END